Industry and geographic information:	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

22. Industry and geographic information:

The Company operates in one segment, the development and commercialization of controlled-release therapeutic products based on its proprietary polymer based technology.

Revenues from GSK represented 60% of total revenues in 2009, 46% in 2010 and 67% in 2011.

Operations outside of France consist principally of the operations of the U.S. subsidiary, which had no sales to third parties in 2009, 2010 or 2011.

Revenues by geographic location of customers are as follows:

(in thousands of U.S. dollars)	As of December 31,
	2009	2010	2011
Revenues
United Kingdom & Ireland	24,792	16,641	17,619
USA	4,021	3,929	3,694
France	2,691	2,425	1,763
Europe	10,614	14,098	9,524
Total Revenues	42,118	37,094	32,600

The following is a summary of long-lived assets by geographic location:

(in thousands of U.S. dollars)	As of December 31,
	2010	2011

Long-lived assets:
USA	$7	$5
France	$29,245	$32,745
Total long-lived assets	$29,252	$32,750